SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Allowance for doubtful accounts	539	87
Accounts receivable written off	$ 472	$ 104